IFRS 18 Presentation and Disclosure in Financial Statements - Core Operating profit MPM (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 48,106	$ 43,866	$ 37,543
Distribution expense	(579)	(555)	(539)
Research and development expense	(14,232)	(13,583)	(10,935)
Other operating income and expense	381	252	1,340
Taxation	(2,169)	(1,650)	(938)
Profit attributable to non-controlling interests	8	$ 6	$ 6
Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	48,115
Distribution expense	(579)
Research and development expense	(14,232)
Selling and marketing expense	(12,529)
General and administrative expense	(7,404)
Other operating income and expense	394
Operating profit (IFRS 18)	13,765
Taxation	(2,169)
Restructuring costs | Core Operating profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	(138)
Research and development expense	171
Selling and marketing expense	40
General and administrative expense	169
Other operating income and expense	(5)
Operating profit (IFRS 18)	237
Taxation	(68)
Intangible amortisation and impairments | Core Operating profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	32
Research and development expense	236
General and administrative expense	4,059
Operating profit (IFRS 18)	4,327
Taxation	(825)
Other | Core Operating profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	30
Research and development expense	3
Selling and marketing expense	1
General and administrative expense	130
Other operating income and expense	7
Operating profit (IFRS 18)	171
Taxation	(58)
Value of management-defined performance measure | Core Operating profit | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	48,039
Distribution expense	(579)
Research and development expense	(13,822)
Selling and marketing expense	(12,488)
General and administrative expense	(3,046)
Other operating income and expense	396
Operating profit (IFRS 18)	$ 18,500